Note 18 - Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarter ended
Fiscal year ended October 31, 2016	January 31	April 30	July 31	October 31
Net sales	$14,047,890	$16,340,153	$16,915,135	$17,312,823
Gross profit	3,502,431	4,551,295	5,461,691	6,209,719
Selling, general & administrative expenses	5,087,481	5,351,577	5,074,839	5,246,838
Income (loss) before income taxes	(1,743,321)	(992,653)	181,003	759,876
Net income (loss) attributable to Optical Cable Corporation	(1,745,021)	(983,122)	188,163	761,158
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation	$(0.28)	$(0.15)	$0.03	$0.11
Cash dividends declared per common share	$0.00	$0.00	$0.00	$0.00
	Quarter ended
Fiscal year ended October 31, 2015	January 31	April 30	July 31	October 31
Net sales	$17,358,844	$18,676,107	$20,781,340	$16,752,447
Gross profit	5,385,391	5,669,311	5,708,843	5,032,342
Selling, general & administrative expenses	5,720,420	6,474,414	6,084,514	5,763,206
Loss before income taxes	(497,621)	(938,546)	(516,247)	(862,649)
Net loss attributable to Optical Cable Corporation	(228,183)	(490,144)	(572,572)	(2,964,766)
Basic and diluted net loss per share attributable to Optical Cable Corporation	$(0.04)	$(0.08)	$(0.09)	$(0.48)
Cash dividends declared per common share	$0.02	$0.02	$0.02	$0.02